VANGUARD MONEY
MARKET RESERVES

VANGUARD TREASURY MONEY MARKET PORTFOLIO

Semiannual Report
May 31, 1997

[PHOTO]

[THE VANGUARD GROUP LOGO]

[PHOTO]

THE VANGUARD GROUP: LINKING TRADITION AND INNOVATION

At Vanguard, we treasure our rich nautical heritage--even as we steer our course toward the twenty-first century. Our Report cover reflects that blending of tradition and innovation, of past, present, and future. The montage includes a bronze medallion with a likeness of our namesake, HMS Vanguard (Lord Nelson's flagship at The Battle of the Nile); a clock built circa 1816 in Scotland, featuring a portrait of Nelson; and several views of our recently completed campus, which is steeped in nautical imagery--from our buildings named after Nelson's warships (Victory, Majestic, and Goliath are three shown), to our artwork and ornamental compass rose.

                                    CONTENTS

                                  A Message To
                                Our Shareholders
                                       1

                                  The Markets
                                 In Perspective
                                       3

                                  Report From
                                  The Adviser
                                       5

                                  Performance
                                   Summaries
                                       7

                                   Financial
                                   Statements
                                       9

                              Directors, Trustees,
                                  And Officers
                               INSIDE BACK COVER

                        All comparative mutual fund data
                   are from Lipper Analytical Services, Inc.
                     or Morningstar unless otherwise noted

[PHOTO]

FELLOW SHAREHOLDER,

Short-term interest rates rose and then subsided gently during the six months ended May 31, the first half of fiscal 1997 for Vanguard Money Market Reserves and Vanguard Treasury Money Market Portfolio. The May 31 annualized yields provided by our Prime and Federal Portfolios were slightly higher at the end of the half-year than when it began; the yield on the Treasury Money Market Portfolio was essentially unchanged.

     The table below presents the total return for each Portfolio (including the Portfolio designed for institutional investors who are able to meet a $10 million investment requirement) and for the average competing money market fund for the past six months. It also shows the premium that each Portfolio provided over its average competitor, an edge we call the "Vanguard Advantage." On an annual basis, it normally adds up to 0.5% to your yield, increasing an after-expenses yield of 4.8% per year by more than 10% to 5.3%.

-------------------------------------------------------
                                TOTAL RETURNS
                         SIX MONTHS ENDED MAY 31, 1997
                        -------------------------------
                                   AVERAGE
                        VANGUARD COMPETITIVE   VANGUARD
PORTFOLIO              PORTFOLIO    FUND      ADVANTAGE
-------------------------------------------------------
Prime-
 Investor Shares          +2.6%      +2.4%      +0.2%
Federal                   +2.6       +2.4       +0.2
Treasury Money
 Market*                  +2.5       +2.3       +0.2
-------------------------------------------------------
Prime-
 Institutional Shares     +2.7%      +2.6%      +0.1%
-------------------------------------------------------

*Prior to 12/2/96, known as the U.S. Treasury Portfolio.


THE PERIOD IN REVIEW

The yield on 90-day U.S. Treasury bills slipped from 5.13% on November 30 to 4.94% on May 31, the lowest level of the six-month period. Rates rose modestly from November through March, reaching a high of 5.40% on March 21. This period was characterized by speculation about what the Federal Reserve Board would do to the federal funds rate (the rate at which banks borrow from one another) at its March and May meetings. As it turned out, the board decided on an increase of 0.25 percentage point in March, but left the rate alone in May. The Fed took its action in March to keep inflation at bay and thus try to sustain the national economic expansion that is now in its seventh year.

     Short-term interest rates ended the period on a downward drift--assisted by a shrinkage in the supply of new bills by the U.S. Treasury, which was flush with cash from surprisingly strong tax receipts.

     Our Portfolios' annualized seven-day yields on May 31 (see the table at right) were generally higher than the market rates prevailing on that date, because yields of money market funds adjust with a lag to the trend of market rates.

-------------------------------------------------------
                            ANNUALIZED 7-DAY YIELD
                        -------------------------------
                         MAY 31,   NOV. 30,     MAY 31,
PORTFOLIO                 1997      1996         1996
-------------------------------------------------------
Prime-
 Investor Shares           5.34%      5.17%      5.08%
Federal                    5.27       5.12       5.04
Treasury Money
 Market*                   5.02       5.03       4.87
-------------------------------------------------------
Prime-
   Institutional Shares    5.51%      5.34%      5.25%
-------------------------------------------------------

*Prior to 12/2/96, known as the U.S. Treasury Portfolio.

  As we noted at the outset of this message, all of our Portfolios maintained their customary margin of superiority over their average competitor. The main reason our returns and yields are higher is that our operating expenses are lower. The Prime, Federal, and Treasury Portfolios operated in fiscal 1996 at expense ratios (expenses as a percentage of average net assets) of 0.32%, or $3.20 per $1,000 of assets--less than half the ratio of 0.76% of the average money fund. The expense ratio of our Prime Portfolio-Institutional Shares in the past fiscal year was 0.15%, compared with 0.45% for the average institutional money market portfolio. These expense differentials represent a boost in net yield that is there for the taking, at no additional risk to the investor.

     We look forward to providing you with more detail on the Portfolios' results in our Annual Report six months from now.



/s/ JOHN C. BOGLE                /s/ JOHN J. BRENNAN
John C. Bogle                    John J. Brennan
Chairman of the Board            President

June 16, 1997

[PHOTO]

THE MARKETS IN PERSPECTIVE
SIX MONTHS ENDED MAY 31, 1997

U.S. EQUITY MARKETS

With the economy continuing to exhibit strong growth and modest levels of inflation, investors in U.S. common stocks were rewarded with solid gains during the past six months. The best performers were primarily larger-capitalization issues, although the small-company indexes finally exhibited some strength in May. For example, during the last six months, the Standard & Poor's 500 Composite Stock Price Index gained 13.1%, fueled by a 6.1% boost in May. Reflecting the gains among smaller companies, the Russell 2000 Index posted an 8.4% increase for the six-month period, driven by an 11.1% jump in May. It was particularly noteworthy that May's small-cap gains were led by a 15.0% surge among small growth stocks, the worst segment of the U.S. market during the past 12 months.

     Stocks benefited from the continued strength of corporate earnings, which rose some 15% during the past year. The strength in earnings and the expectation that income will increase at an attractive pace helped stocks to continue to produce solid gains in the fiscal period, despite the 0.6% increase in the yield of the 10-year U.S. Treasury bond over the past six months. What's more, earnings have shown not only good strength but remarkable consistency in beating the consensus forecasts of Wall Street analysts.

     The strongest gains in the S&P 500 Index during the past six months came from the technology sector (up 17.5%) and the consumer-staples sector (up 20.4%). By contrast, the more economically sensitive and less predictable earnings of stocks in the materials & processing sector caused these issues to lag the broad market, although, on an absolute basis, their 8.2% return over six months is quite good.


----------------------------------------------------------------------
                                                TOTAL RETURNS
                                         PERIODS ENDED MAY 31, 1997
                                     ---------------------------------
                                       6 MONTHS    1 YEAR     5 YEARS*
----------------------------------------------------------------------
EQUITY
   S&P 500 Index                       13.1%       29.4%        18.4%
   Russell 2000 Index                   8.4         7.0         15.8
   MSCI-EAFE Index                      4.2         7.9         10.9
----------------------------------------------------------------------
FIXED-INCOME
   Lehman Aggregate Bond Index          0.9%        8.3%         7.2%
   Lehman 10-Year Municipal
     Bond Index                         1.7         8.2          7.5
   Salomon 90-Day U.S. Treasury Bills   2.6         5.3          4.5
----------------------------------------------------------------------
OTHER
   Consumer Price Index                 0.9%        2.2%         2.8%
----------------------------------------------------------------------

*Average annual.

U.S. FIXED-INCOME MARKETS

The general rise in interest rates during the past six months reflects the economy's underlying momentum. The 10-year U.S. Treasury's yield increased from 6.04% at the end of November to 6.97% by the middle of April. Economic reports released in the last several weeks of the period indicated a possible slowing in economic growth, which reduced fears that inflation might accelerate and helped interest rates fall to 6.66% by the end of May.

     Fueled by robust consumer spending, the U.S. economy expanded at a strong 3.8% annual rate in the fourth quarter of 1996 and a remarkable 5.8% rate in the first three months of 1997. The nation's unemployment rate, at 4.8% in May, was the lowest in a generation. Strong economic growth and tight labor markets often lead bond investors to expect an acceleration in inflation because of increased demand for goods and services. Reflecting this expectation, the Federal Reserve raised its federal funds interest rate target by 0.25% on March 25 in a "preemptive" strike against mounting inflationary pressures. Observed price increases have been subdued in recent months, however. Wholesale prices have fallen in each of the first four months of 1997, and so far this year consumer prices have risen at a slower pace than last year.

     Higher interest rates dampened returns for bond investors. The Lehman Brothers Aggregate Bond Index gained 0.94% over the past six months, reflecting an income return of 3.43% that was partially offset by a capital decline of -2.49%. During this period, investors who favored shorter-maturity and lower-quality issues achieved somewhat better returns. Mortgage-backed securities continued to perform well because refinancing activity has been reduced to historically low levels as interest rates have risen. Municipal issues also tended to perform better than their taxable counterparts.

INTERNATIONAL EQUITY MARKETS

International investors fared reasonably well over the past six months. As measured by the broad Morgan Stanley Capital International-Europe, Australasia, Far East Index, foreign markets gained 4.2%.

     The period saw two major developments. First, the Japanese stock market moved sharply higher in the spring, gaining 11% in May alone. Better tone in the economy, plus strong earnings reported by export-oriented companies benefiting from the weak yen, gave Japan a long-awaited boost. For the six months, however, the Japanese market remained in negative territory (-5.5%). The competitive benefits of a weak currency relative to the dollar extended to Germany, where the export-driven capital goods and chemical manufacturers gained; overall, the German market rose 12.4% during the six-month period.

     Arguably the biggest news came from the French elections at the end of May. The new government is considered to be less friendly toward the austerity measures needed to meet the eligibility requirements for the European Monetary Union (EMU) in 1999. The French elections also had a broad impact across the continent. Although most investors appear to agree that the elections won't jeopardize the continent's move toward the EMU, the timing and intensity of the fiscal measures are now less certain. Market reaction to the new French government was mixed. France lost -2.1% in May (in francs), while Germany gained 2.7% (in deutsche marks). For the six months, Europe gained 20.1% in local currencies, which a strong dollar trimmed to 11.1% for U.S. investors.

[PHOTO]

REPORT FROM THE ADVISER

During the first half of fiscal 1997, which ended on May 31, money market interest rates in general rose by approximately 0.25 percentage point. Yields on the Prime and Federal Portfolios of Vanguard Money Market Reserves and on Vanguard Treasury Money Market Portfolio were clustered around 5.00% to 5.35% on an annualized basis, about 2% above the rate of inflation. Such a real yield (after inflation) should be considered relatively generous by historic standards.

     The increase in market rates during the half-year paralleled the increase in the benchmark federal funds rate engineered on March 25, 1997, by the Federal Reserve Board in its first tightening of monetary policy since early 1995. Remarks by Fed officials indicate that they feel the economic headwinds (primarily job insecurity) that have kept inflationary pressures in check have largely dissipated. Low unemployment and rising wages are fueling consumer confidence and boosting the economy's growth rate above the 2.0%-2.5% speed limit that has been viewed in the past as noninflationary. Ironically, broad-based inflation measures are well behaved. However, monetary policy is a blunt instrument that affects the economy with significant time lags and to varying degrees, and U.S. central bankers are acting to protect hard-won progress against inflation before serious damage is done.

     Bucking the rising rate trend was the 3-month U.S. Treasury bill. Unexpectedly high tax receipts allowed the Treasury to pay down more than $50 billion in T-bills during April and May. Because of the shortage of new T-bills, the yield on 3-month bills dropped by 19 basis points (0.19 percentage point) from 5.13% to 4.94% during the six-month period. While issuance will pick up somewhat to accommodate seasonal needs later this year, the dramatic improvement in the budget deficit outlook for 1997 and 1998 will keep the supply below previously forecast levels for some time.

     In managing the Portfolios, we are sticking with our conservative approach. Consistent with our view that the present pace of economic expansion is likely to foster more Fed tightening and higher interest rates, we have reduced the average maturity of the Portfolios so that their yields will more promptly reflect changes in market rates.

     The credit quality of the Prime Portfolio is relatively high, even by the strict regulatory standards of money market fund investing. During the period, there was yet another reminder of the futility of compromising creditworthiness to reach for yield. More than one of our competitors held the defaulted commercial paper of Mercury Finance, a company specializing in "sub-prime" loans. These investments qualified for money market funds by only the thinnest of margins and were well outside the boundaries of our investment policy. One fund that invested in this suspect paper had been a leader in the performance charts (a status due almost entirely to its temporary waiver of expenses, with minimal contribution from its aggressive investments), but by a differential so small as to be meaningless when compared with the risks being taken. While the sponsor of the fund in question


INVESTMENT PHILOSOPHY

The Portfolios reflect a belief that the highest level of current income consistent with capital preservation and liquidity can be provided by holding high-quality money market instruments issued by financial institutions, non-financial corporations, the U.S. government, and federal agencies.

"bailed out" investors from any losses, it should be emphasized that the sponsor was under no legal requirement to do so.

   Suffice it to say that our philosophy is that high quality and consistently low expenses are the right route to long-term success in money market investing. We look forward to reporting to you on the full fiscal year in six months.

Ian A. MacKinnon, Senior Vice President
Robert F. Auwaerter, Principal
John Hollyer, Principal
Vanguard Fixed Income Group

June 10, 1997

PERFORMANCE SUMMARIES

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolios. Note that annual returns can fluctuate widely. An investment in a money market fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the fund will be able to maintain a stable net asset value of $1 per share.

PRIME PORTFOLIO-INVESTOR SHARES
TOTAL INVESTMENT RETURNS: NOVEMBER 30, 1977-MAY 31, 1997
--------------------------------------------------------
    PRIME PORTFOLIO-INVESTOR SHARES        AVERAGE
                                            FUND*
FISCAL    CAPITAL   INCOME      TOTAL       TOTAL
YEAR      RETURN    RETURN     RETURN       RETURN
--------------------------------------------------------
1978        0.0%      6.7%       6.7%        6.9%
1979        0.0      10.8       10.8        10.5
1980        0.0      12.8       12.8        12.5
1981        0.0      17.6       17.6        17.5
1982        0.0      13.1       13.1        12.8
1983        0.0       8.9        8.9         8.6
1984        0.0      10.6       10.6        10.1
1985        0.0       8.2        8.2         7.9
1986        0.0       6.8        6.8         6.4
1987        0.0       6.5        6.5         6.0
1988        0.0       7.5        7.5         6.9
1989        0.0       9.4        9.4         8.8
1990        0.0       8.3        8.3         7.8
1991        0.0       6.4        6.4         5.9
1992        0.0       3.9        3.9         3.4
1993        0.0       3.0        3.0         2.6
1994        0.0       3.9        3.9         3.5
1995        0.0       5.8        5.8         5.4
1996        0.0       5.3        5.3         4.8
1997**      0.0       2.6        2.6         2.4
--------------------------------------------------------

 *Average Money Market Fund.

**Six months ended May 31, 1997.

See Financial Highlights table on page 22 for dividend information for the past five years.


PRIME PORTFOLIO-INSTITUTIONAL SHARES
TOTAL INVESTMENT RETURNS: OCTOBER 3, 1989-MAY 31, 1997
--------------------------------------------------------
  PRIME PORTFOLIO-INSTITUTIONAL SHARES     AVERAGE
                                            FUND**
FISCAL    CAPITAL   INCOME      TOTAL       TOTAL
YEAR      RETURN    RETURN     RETURN*      RETURN
--------------------------------------------------------
1989        0.0%      1.4%       1.4%        1.4%
1990        0.0       8.5        8.5         8.3
1991        0.0       6.5        6.5         6.2
1992        0.0       4.0        4.0         3.8
1993        0.0       3.2        3.2         2.9
1994        0.0       4.1        4.1         3.8
1995        0.0       6.0        6.0         5.7
1996        0.0       5.5        5.5         5.2
1997+       0.0       2.7        2.7         2.6
--------------------------------------------------------

 *Prior to 10/28/95, total returns are for Vanguard Institutional Money Market
  Portfolio.

**Average Institutional Money Market Fund.

 +Six months ended May 31, 1997.

See Financial Highlights table on page 22 for dividend information.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED MARCH 31, 1997*
-------------------------------------------------------------------------------------------------------
                                                                                   10 YEARS
                                         INCEPTION                     --------------------------------
                                            DATE      1 YEAR  5 YEARS   CAPITAL      INCOME       TOTAL
-------------------------------------------------------------------------------------------------------
Prime Portfolio-Investor Shares           6/4/75      5.26%    4.43%      0.00%      5.97%       5.97%
Prime Portfolio-Institutional Shares**   10/3/89      5.44     4.60       0.00+      5.47+       5.47+
-------------------------------------------------------------------------------------------------------

 *SEC rules require that we provide this average annual total return information through the latest calendar quarter.

**Prior to 10/28/95, total returns are for Vanguard Institutional Money Market
  Portfolio.

 +Since inception.

All of the data on this page represent past performance, which cannot be used to predict future returns that may be achieved by the Portfolios. Note that annual returns can fluctuate widely. An investment in a money market fund is neither insured nor guaranteed by the U.S. government, and there is no assurance that the fund will be able to maintain a stable net asset value of $1 per share.

FEDERAL PORTFOLIO
TOTAL INVESTMENT RETURNS: JULY 13, 1981-MAY 31, 1997
----------------------------------------------------
           FEDERAL PORTFOLIO      AVERAGE
                                   FUND*
FISCAL  CAPITAL  INCOME   TOTAL    TOTAL
YEAR    RETURN   RETURN  RETURN    RETURN
----------------------------------------------------
1981      0.0%    5.9%     5.9%     5.7%
1982      0.0    11.9     11.9     11.7
1983      0.0     8.5      8.5      8.3
1984      0.0    10.2     10.2      9.8
1985      0.0     8.0      8.0      7.7
1986      0.0     6.6      6.6      6.3
1987      0.0     6.3      6.3      5.9
1988      0.0     7.2      7.2      6.7
1989      0.0     9.2      9.2      8.6
1990      0.0     8.1      8.1      7.7
1991      0.0     6.2      6.2      5.7
1992      0.0     3.8      3.8      3.4
1993      0.0     3.0      3.0      2.6
1994      0.0     3.8      3.8      3.4
1995      0.0     5.8      5.8      5.3
1996      0.0     5.3      5.3      4.8
1997**    0.0     2.6      2.6      2.4
----------------------------------------------------

 *Average U.S. Government Money Market Fund.

**Six months ended May 31, 1997.

See Financial Highlights table on page 23 for dividend information for the past five years.


TREASURY MONEY MARKET PORTFOLIO*
TOTAL INVESTMENT RETURNS: MARCH 9, 1983-MAY 31, 1997
----------------------------------------------------
         TREASURY MONEY MARKET    AVERAGE
               PORTFOLIO            FUND**
FISCAL  CAPITAL  INCOME   TOTAL    TOTAL
YEAR    RETURN   RETURN  RETURN    RETURN
----------------------------------------------------
1983      0.0%    6.1%     6.1%     6.2%
1984      0.0     9.9      9.9     10.1
1985      0.0     7.5      7.5      7.9
1986      0.0     6.2      6.2      6.4
1987      0.0     6.0      6.0      6.0
1988      0.0     7.0      7.0      6.9
1989      0.0     8.9      8.9      8.7
1990      0.0     8.0      8.0      7.7
1991      0.0     5.9      5.9      5.8
1992      0.0     3.7      3.7      3.5
1993      0.0     2.9      2.9      2.6
1994      0.0     3.6      3.6      3.4
1995      0.0     5.5      5.5      5.2
1996      0.0     5.1      5.1      4.8
1997+     0.0     2.5      2.5      2.3
----------------------------------------------------

 *Prior to 12/2/96, known as the U.S. Treasury Portfolio.

**Average Money Market Fund through 3/31/89; Average U.S. Treasury Money Market
  Fund thereafter.

 +Six months ended May 31, 1997.

See Financial Highlights table on page 23 for dividend information for the past five years.

AVERAGE ANNUAL TOTAL RETURNS: PERIODS ENDED MARCH 31, 1997*
-----------------------------------------------------------------------------------------------
                                                                              10 YEARS
                                    INCEPTION                       ---------------------------
                                       DATE     1 YEAR   5 YEARS     CAPITAL   INCOME   TOTAL
-----------------------------------------------------------------------------------------------
Federal Portfolio                    7/13/81     5.21%    4.38%       0.00%    5.83%    5.83%
Treasury Money Market Portfolio**    3/09/83     5.05     4.20        0.00     5.64     5.64
-----------------------------------------------------------------------------------------------

 *SEC rules require that we provide this average annual total return information through the latest calendar quarter.

**Prior to 12/2/96, known as the U.S. Treasury Portfolio.

[PHOTO]

FINANCIAL STATEMENTS
MAY 31, 1997 (unaudited)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each Portfolio's holdings on the last day of the reporting period, including each security's maturity date, coupon rate or yield to maturity at the time of purchase, and statement-date market value. Securities are grouped and subtotaled by type of instrument (U.S. government obligations, commercial paper, certificates of deposit, etc.). Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the Portfolio's Net Assets. Finally, Net Assets are divided by the outstanding shares of the Portfolio to arrive at its share price, or Net Asset Value (NAV) Per Share. Each Portfolio's objective is to maintain a constant NAV of $1.00 per share.

    At the end of the Statement of Net Assets of each Portfolio, you will find a table displaying the composition of the Portfolio's net assets on both a dollar and per-share basis. Virtually the entire amount of net assets consists of Paid in Capital (money invested by shareholders). Undistributed Net Investment Income is usually zero because the Portfolio distributes its net income to shareholders as a dividend each day, and Accumulated Realized Gains (Losses) are very small because the Portfolio seldom realizes any significant gains or losses on sales of securities.


--------------------------------------------------------------------------------------------------------------
                                                                                       FACE             MARKET
                                                                 MATURITY            AMOUNT             VALUE*
PRIME PORTFOLIO                                      YIELD**         DATE             (000)              (000)
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (28.4%)
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank                                5.343%      6/17/97 (1)        $200,000       $  199,868
Federal Home Loan Bank                                5.362%      6/12/97 (1)         215,000          214,895
Federal Home Loan Bank                                5.388%      6/19/97 (1)         145,000          144,916
Federal Home Loan Bank                                 5.50%       1/2/98             149,000          148,820
Federal Home Loan Bank                                5.507%      6/19/97 (1)         250,000          249,955
Federal Home Loan Bank                                5.517%      6/23/97 (1)         300,000          299,927
Federal Home Loan Bank                                5.517%      6/24/97 (1)         100,000           99,973
Federal Home Loan Bank                                5.522%      6/26/97 (1)         200,000          199,905
Federal Home Loan Bank                                5.527%      6/19/97 (1)         300,000          299,886
Federal Home Loan Bank                                5.538%      6/26/97 (1)          50,000           49,996
Federal Home Loan Bank                                 5.84%      6/27/97              37,000           36,997
Federal Home Loan Bank                                 5.87%      6/27/97             100,000           99,991
Federal Home Loan Mortgage Corp.                      5.488%      6/15/97 (1)         250,000          249,947
Federal Home Loan Mortgage Corp.                      5.728%       6/6/97              23,290           23,289
Federal National Mortgage Assn.                       5.353%       6/5/97             200,000          199,883
Federal National Mortgage Assn.                       5.383%       6/9/97 (1)         350,000          349,921
Federal National Mortgage Assn.                        5.48%       1/2/98              90,000           89,881
Federal National Mortgage Assn.                       5.507%       6/5/97 (1)         420,000          419,839
Federal National Mortgage Assn.                       5.507%      6/24/97 (1)          85,000           84,974
Federal National Mortgage Assn.                       5.518%      6/12/97 (1)          90,000           89,980
Federal National Mortgage Assn.                       5.528%      6/13/97 (1)         750,000          749,694
Federal National Mortgage Assn.                       5.542%      6/15/97 (1)         445,000          444,919
Federal National Mortgage Assn.                       5.616%      6/24/97              72,500           72,243
Federal National Mortgage Assn.                       5.618%      6/26/97              78,870           78,567
Federal National Mortgage Assn.                        5.63%      1/23/98             300,000          299,745
Federal National Mortgage Assn.                       5.632%       8/6/97 (1)         200,000          199,972
Federal National Mortgage Assn.                       5.632%      8/14/97 (1)         650,000          649,770
Federal National Mortgage Assn.                       5.632%      8/25/97 (1)         465,000          464,825
Federal National Mortgage Assn.                       5.636%      8/19/97 (1)         330,000          329,880
Federal National Mortgage Assn.                        5.64%       8/7/97 (1)         200,000          199,972
Federal National Mortgage Assn.                       5.664%      7/16/97 (1)         150,000          149,957
Federal National Mortgage Assn.                       5.755%      10/3/97              50,000           49,037
Private Export Funding Corp.                          5.422%       6/9/97              24,000           23,971
Private Export Funding Corp.                          5.704%      7/28/97              50,000           49,555
--------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (COST $7,314,950)                                                                                  7,314,950
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                         FACE           MARKET
                                                                 MATURITY              AMOUNT           VALUE*
PRIME PORTFOLIO                                      YIELD**         DATE               (000)            (000)
--------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (36.4%)
--------------------------------------------------------------------------------------------------------------
BANK HOLDING COMPANIES (1.5%)
Banc One Corp.                                        5.532%      6/24/97            $ 30,000    $      29,894
Banc One Corp.                                        5.548%      6/30/97              50,000           49,778
Banc One Corp.                                        5.549%      6/25/97              50,000           49,816
Banc One Corp.                                        5.563%       7/8/97              45,000           44,744
Bank of New York Co. Inc.                             5.559%       6/9/97              40,000           39,951
Bank of New York Co. Inc.                             5.576%      6/12/97              25,000           24,958
J.P. Morgan & Co.                                     5.527%      6/24/97              50,000           49,824
Norwest Corp.                                         5.542%      6/16/97              93,000           92,786
                                                                                                 -------------
                                                                                                       381,751
                                                                                                 -------------
FINANCE-AUTO (3.3%)
Daimler-Benz NA Corp.                                 5.553%      6/17/97              25,000           24,939
Ford Motor Credit Corp.                               5.537%       6/3/97             150,000          149,954
Ford Motor Credit Corp.                                5.57%       7/7/97              65,000           64,641
Ford Motor Credit Corp.                               5.623%      6/23/97             100,000           99,660
Ford Motor Credit Corp.                                5.65%      7/10/97             135,000          134,182
New Center Asset Trust                                5.555%      6/20/97             100,000           99,708
New Center Asset Trust                                5.622%       6/3/97             200,000          199,938
Toyota Motor Credit Corp.                              5.50%      6/17/97              12,500           12,470
Toyota Motor Credit Corp.                             5.518%       6/5/97              49,000           48,970
                                                                                                 -------------
                                                                                                       834,462
                                                                                                 -------------
FINANCE-OTHER (13.9%)
A.I. Credit Corp.                                      5.44%      6/24/97              10,000            9,966
A.I. Credit Corp.                                     5.492%      7/10/97              20,000           19,883
A.I. Credit Corp.                                     5.602%      6/23/97              25,000           24,916
A.I. Credit Corp.                                     5.658%       7/7/97              10,000            9,944
American Express Credit Corp.                         5.527%      6/24/97             100,000           99,649
American Express Credit Corp.                         5.535%      6/26/97             125,000          124,522
American Express Credit Corp.                         5.555%      6/20/97              75,000           74,781
Asset Securitization Cooperative Corp.                5.548%      6/26/97              35,000           34,866
Asset Securitization Cooperative Corp.                5.574%      6/19/97             100,000           99,723
Asset Securitization Cooperative Corp.                5.599%       6/9/97             140,000          139,827
Asset Securitization Cooperative Corp.                5.736%       8/4/97              38,000           37,618
Associates Corp. of North America                      5.59%       7/8/97              80,000           79,544
Associates Corp. of North America                     5.591%       7/9/97              50,000           49,707
Associates Corp. of North America                     5.664%      6/23/97              70,000           69,760
Associates Corp. of North America                     5.664%      6/24/97              50,000           49,821
Associates Corp. of North America                     5.675%       7/1/97              50,000           49,766
CIT Group Holdings Inc.                               5.545%      6/27/97             100,000           99,601
CIT Group Holdings Inc.                               5.555%      6/20/97             150,000          149,562
CIT Group Holdings Inc.                               5.602%      7/22/97             100,000           99,214
Cargill Financial Services Corp.                      5.516%       6/3/97              20,000           19,994
Cargill Financial Services Corp.                      5.521%      6/16/97              25,000           24,943
Cargill Financial Services Corp.                      5.537%      6/11/97              25,000           24,962
Ciesco LP                                             5.521%      6/17/97              23,000           22,944
Ciesco LP                                             5.522%      6/18/97              25,000           24,935
Ciesco LP                                             5.565%       7/2/97              25,000           24,881
Ciesco LP                                              5.57%       7/7/97              50,000           49,724
Commercial Credit Co.                                 5.535%      6/26/97              30,000           29,885
Commercial Credit Co.                                 5.565%      6/13/97              50,000           49,908
Commercial Credit Co.                                 5.601%       6/9/97              35,000           34,957
Commercial Credit Co.                                 5.602%      6/10/97              35,000           34,951
Commercial Credit Co.                                 5.675%       7/1/97              40,000           39,813
John Deere Capital Corp.                              5.612%      6/23/97              50,000           49,830
Delaware Funding                                      5.553%      6/17/97              93,622           93,392
Delaware Funding                                      5.554%      6/26/97              53,249           53,045
Delaware Funding                                      5.596%      7/16/97              10,949           10,873
Delaware Funding                                      5.601%       6/9/97              50,422           50,360
Delaware Funding                                      5.612%      7/23/97               5,049            5,008
Delaware Funding                                      5.621%      7/25/97              24,061           23,860

--------------------------------------------------------------------------------------------------------------
                                                                                         FACE           MARKET
                                                                 MATURITY              AMOUNT           VALUE*
                                                     YIELD**         DATE               (000)            (000)
--------------------------------------------------------------------------------------------------------------
Delaware Funding                                      5.623%      7/28/97           $  15,147       $   15,013
Delaware Funding                                      5.624%      7/29/97              65,581           64,992
Eiger Capital Corp.                                   5.544%      6/19/97              44,169           44,047
Eiger Capital Corp.                                   5.552%      6/23/97              16,000           15,946
Eiger Capital Corp.                                   5.555%      6/20/97              25,000           24,927
Eiger Capital Corp.                                   5.555%      6/27/97              20,000           19,920
Eiger Capital Corp.                                   5.573%       6/2/97              18,000           17,997
Eiger Capital Corp.                                   5.574%       6/3/97              48,800           48,785
Eiger Capital Corp.                                   5.575%       6/5/97              25,000           24,985
Eiger Capital Corp.                                   5.579%       6/9/97              13,014           12,998
Eiger Capital Corp.                                    5.58%      6/16/97              26,000           25,940
Enterprise Funding Corp.                               5.56%       6/2/97              33,390           33,385
Enterprise Funding Corp.                               5.56%      6/16/97              12,045           12,017
Enterprise Funding Corp.                              5.568%      6/30/97              10,000            9,955
Enterprise Funding Corp.                              5.569%       7/1/97              38,000           37,825
Enterprise Funding Corp.                               5.61%       7/7/97             129,906          129,182
Enterprise Funding Corp.                               5.62%       6/4/97              24,249           24,238
Enterprise Funding Corp.                              5.622%       6/9/97              41,673           41,621
Enterprise Funding Corp.                              5.635%      6/13/97              10,000            9,981
First Chicago Financial Corp.                         5.545%      6/20/97              25,000           24,927
First Chicago Financial Corp.                         5.547%      6/23/97              10,000            9,966
First Chicago Financial Corp.                         5.565%       7/7/97              18,000           17,900
General Electric Capital Corp.                        5.413%      6/10/97             100,000           99,867
General Electric Capital Corp.                        5.425%       6/6/97              50,000           49,963
General Electric Capital Corp.                        5.435%       6/5/97             100,000           99,940
General Electric Capital Corp.                         5.48%       7/7/97             200,000          198,934
General Electric Capital Corp.                        5.531%      6/11/97               7,762            7,750
General Electric Capital Corp.                        5.671%       7/9/97             100,000           99,410
International Business Machines Credit                5.545%      6/20/97             100,000           99,709
International Business Machines Credit                5.598%       6/9/97              23,219           23,190
International Business Machines Credit                5.603%      6/10/97              50,000           49,931
International Business Machines Credit                5.613%      6/24/97              50,000           49,822
Matterhorn Capital                                    5.558%      6/23/97              33,000           32,888
Norwest Financial Corp.                               5.557%      6/23/97              50,000           49,831
Panasonic Finance                                     5.543%      6/24/97              30,000           29,894
Panasonic Finance                                     5.618%       6/3/97              18,000           17,994
Pitney Bowes Credit                                   5.775%      9/15/97              12,450           12,243
                                                                                                 -------------
                                                                                                     3,578,848
                                                                                                 -------------
INDUSTRIAL (4.5%)
Bayer Corp.                                            5.66%       7/8/97              20,000           19,885
Campbell Soup Co.                                     5.511%      6/12/97              24,800           24,758
Chevron Transport Co.                                 5.691%       7/9/97              25,000           24,852
Chevron U.K. Investment PLC                           5.425%       6/5/97               8,000            7,995
The Coca-Cola Co.                                     5.527%      6/24/97              25,000           24,912
The Coca-Cola Co.                                     5.527%      6/25/97              25,000           24,908
E.I. du Pont de Nemours & Co.                         5.387%       6/3/97              50,000           49,985
E.I. du Pont de Nemours & Co.                         5.388%       6/4/97              50,000           49,978
E.I. du Pont de Nemours & Co.                          5.50%      6/17/97              13,520           13,487
E.I. du Pont de Nemours & Co.                         5.539%       7/9/97              50,000           49,710
E.I. du Pont de Nemours & Co.                          5.54%      7/10/97              25,000           24,851
E.I. du Pont de Nemours & Co.                         5.602%       6/2/97              32,135           32,130
Exxon Imperial U.S. Inc.                              5.507%       6/5/97               7,481            7,476
First Data Corp.                                      5.586%       7/8/97              10,146           10,088
First Data Corp.                                      5.596%       6/3/97              45,000           44,986
General Electric Co.                                  5.516%      6/24/97             100,000           99,649
General Electric Co.                                  5.555%      6/20/97             100,000           99,708
Halifax Building Society                              5.527%      6/23/97             140,000          139,529
H.J. Heinz Co.                                        5.524%      6/26/97              35,000           34,866
H.J. Heinz Co.                                         5.57%       7/7/97              17,000           16,906
International Business Machines Corp.                 5.553%      6/19/97              29,100           29,020
Eli Lilly & Co.                                       5.494%      6/13/97              60,000           59,893

--------------------------------------------------------------------------------------------------------------
                                                                                         FACE           MARKET
                                                                 MATURITY              AMOUNT           VALUE*
PRIME PORTFOLIO                                      YIELD**         DATE               (000)            (000)
--------------------------------------------------------------------------------------------------------------
Mobil Australia Finance                               5.429%      6/17/97             $10,940       $   10,914
PepsiCo Inc.                                          5.542%      6/16/97              93,000           92,786
Pfizer Inc.                                           5.523%      6/20/97              26,000           25,925
Pfizer Inc.                                           5.527%      6/23/97              60,000           59,798
Pfizer Inc.                                           5.539%      6/13/97              16,693           16,662
Reed Eslevier                                         5.679%       7/8/97              25,000           24,856
Vermont American Corp.                                5.525%       6/4/97              25,000           24,989
                                                                                                 -------------
                                                                                                     1,145,502
                                                                                                 -------------
INSURANCE (1.4%)
AIG Funding Inc.                                      5.506%      6/24/97              24,000           23,916
AIG Funding Inc.                                      5.524%      6/27/97              50,000           49,801
AIG Funding Inc.                                      5.542%       6/2/97              10,000            9,998
John Hancock Capital Corp.                            5.681%      6/27/97              10,000            9,960
MetLife Funding Corp.                                 5.425%       6/5/97              20,000           19,988
MetLife Funding Corp.                                 5.523%      6/20/97              45,000           44,869
MetLife Funding Corp.                                 5.527%      6/23/97              50,248           50,079
MetLife Funding Corp.                                 5.538%       6/4/97              15,304           15,297
MetLife Funding Corp.                                 5.542%      6/16/97              12,932           12,902
MetLife Funding Corp.                                 5.592%       6/9/97              28,884           28,848
Pacific Mutual Life                                   5.512%       6/6/97              16,000           15,988
SAFECO Credit Co. Inc.                                5.673%      7/15/97              27,000           26,816
SAFECO Credit Co. Inc.                                5.678%       7/7/97               8,000            7,955
USAA Capital Corp.                                     5.59%       6/9/97              15,600           15,581
USAA Capital Corp.                                    5.602%       6/4/97              15,000           14,993
USAA Capital Corp.                                    5.619%      6/10/97              10,000            9,986
USAA Capital Corp.                                    5.685%       7/7/97              14,000           13,922
                                                                                                 -------------
                                                                                                       370,899
                                                                                                 -------------
FOREIGN BANKS (7.4%)
ABN-AMRO North America Finance                        5.424%       6/5/97              50,000           49,970
ABN-AMRO North America Finance                        5.519%       7/8/97              50,000           49,724
Abbey National North America                          5.429%      6/11/97              25,000           24,963
Abbey National North America                          5.445%      8/12/97              50,000           49,470
Abbey National North America                           5.68%       7/3/97             100,000           99,502
Abbey National North America                           5.69%       7/9/97              50,000           49,704
Abbey National North America                          5.732%       8/1/97              25,000           24,761
Abbey National North America                          5.869%     10/10/97              50,000           48,963
Bank of Montreal                                      5.564%      6/27/97              24,600           24,502
Barclays US Funding                                   5.435%       6/5/97              35,000           34,979
Cheltenham & Gloucester PLC                           5.425%      6/12/97              15,000           14,975
Commonwealth Bank of Australia                        5.424%      6/12/97              20,000           19,967
Commonwealth Bank of Australia                        5.426%      6/16/97             100,000           99,777
Commonwealth Bank of Australia                        5.436%      6/12/97              52,500           52,414
Commonwealth Bank of Australia                        5.437%      6/16/97              20,000           19,955
Commonwealth Bank of Australia                        5.447%      6/17/97              40,000           39,905
Halifax Building Society                              5.545%      6/12/97              60,000           59,899
Lloyds Bank                                           5.519%      6/27/97              50,000           49,802
Lloyds Bank                                           5.858%      10/9/97             100,000           97,945
National Australia Funding                            5.515%       6/6/97              25,000           24,981
National Australia Funding                            5.517%      7/11/97              50,000           49,687
National Australia Funding                            5.526%       6/5/97             140,000          139,914
National Australia Funding                            5.674%       7/1/97              50,000           49,767
National Australia Funding                            5.681%       7/3/97              45,000           44,776
Societe Generale NA Inc.                              5.527%      6/24/97             120,000          119,578
Societe Generale NA Inc.                              5.689%       7/1/97              80,000           79,626
UBS Finance (Delaware), Inc.                          5.564%      6/20/97             495,000          493,553
                                                                                                 -------------
                                                                                                     1,913,059
                                                                                                 -------------
CANADIAN GOVERNMENT-NATIONAL AND PROVINCIAL (0.4%)
Province of British Columbia                          5.442%       8/7/97              30,853           30,549
Province of British Columbia                          5.455%      8/11/97              39,500           39,086
Ontario Hydro                                         5.704%       7/3/97              25,000           24,875
                                                                                                 -------------
                                                                                                        94,510
                                                                                                 -------------

--------------------------------------------------------------------------------------------------------------
                                                                                       FACE             MARKET
                                                                 MATURITY            AMOUNT             VALUE*
                                                     YIELD**         DATE             (000)              (000)
--------------------------------------------------------------------------------------------------------------
OTHER FOREIGN GOVERNMENT (3.6%)
Caisse d'Amortissement de la Dette Sociale            5.445%      8/12/97            $ 50,000    $      49,470
Caisse d'Amortissement de la Dette Sociale            5.498%       7/7/97              50,000           49,733
Caisse d'Amortissement de la Dette Sociale            5.507%      7/30/97              47,000           46,587
Caisse d'Amortissement de la Dette Sociale            5.516%      6/23/97              50,000           49,832
Caisse d'Amortissement de la Dette Sociale            5.573%      10/3/97             150,000          147,224
Caisse d'Amortissement de la Dette Sociale             6.02%     12/29/97              45,000           43,481
Caisse des Depots et Consignations                    5.433%       6/6/97              30,000           29,978
Caisse des Depots et Consignations                     5.51%       6/4/97             100,000           99,954
Caisse des Depots et Consignations                    5.535%      6/27/97             100,000           99,602
Caisse des Depots et Consignations                    5.634%       7/7/97              50,000           49,721
Electricite de France                                 5.503%      6/20/97              15,418           15,373
KFW International Finance Inc.                        5.517%      6/12/97              94,000           93,842
KFW International Finance Inc.                        5.544%      6/19/97              36,000           35,901
KFW International Finance Inc.                        5.891%     10/30/97              10,000            9,760
Oesterreichische Kontroll Bank                        5.473%      7/31/97             115,250          114,226
                                                                                                 -------------
                                                                                                       934,684
                                                                                                 -------------
FOREIGN INDUSTRIAL (0.3%)
Glaxo Wellcome                                        5.424%      6/13/97              23,000           22,959
Glaxo Wellcome                                        5.505%       6/4/97              45,000           44,979
Glaxo Wellcome                                        5.669%       7/2/97              24,484           24,366
                                                                                                 -------------
                                                                                                        92,304
                                                                                                 -------------
FOREIGN UTILITY (0.1%)
France Telecom                                        5.543%      6/18/97              15,000           14,961
France Telecom                                        5.679%       7/1/97              10,000            9,953
                                                                                                 -------------
                                                                                                        24,914
                                                                                                 -------------
--------------------------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
  (COST $9,370,933)                                                                                  9,370,933
--------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (22.2%)
--------------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-U.S. BANKS (2.6%)
Chase Manhattan Bank                                   5.53%      6/27/97             293,000          293,000
CoreStates Bank                                        5.54%      6/20/97              50,000           50,000
Morgan Guaranty Trust Co.                              5.41%      6/11/97              50,000           50,000
Morgan Guaranty Trust Co.                              5.71%       1/6/98             100,000           99,977
Morgan Guaranty Trust Co.                              5.91%      9/18/97             125,000          124,961
Morgan Guaranty Trust Co.                              5.93%       6/6/97              50,000           50,000
                                                                                                 -------------
                                                                                                       667,938
                                                                                                 -------------
YANKEE CERTIFICATES OF DEPOSIT-CANADIAN
  BRANCHES (0.2%)
ABN-AMRO Bank                                         5.712%       7/2/97              47,000           46,772
National Westminster Bank                             5.847%      9/30/97              16,000           15,695
                                                                                                 -------------
                                                                                                        62,467
                                                                                                 -------------
YANKEE CERTIFICATES OF DEPOSIT-U.S.
  BRANCHES (19.4%)
ABN-AMRO Bank                                          5.42%       6/9/97              50,000           50,000
ABN-AMRO Bank                                          5.55%      6/27/97             100,000          100,001
ABN-AMRO Bank                                          5.70%       7/7/97              50,000           50,000
ABN-AMRO Bank                                          6.12%      7/14/97               9,000            9,004
Bank Austria AG                                        5.43%      6/10/97              50,000           50,000
Bank of Montreal                                       5.54%      6/20/97              50,000           50,000
Bank of Montreal                                       5.69%       7/8/97             150,000          150,000
Bank of Montreal                                       5.75%      7/28/97              90,000           90,000
Bank of Nova Scotia                                    5.60%      6/10/97              50,000           50,000
Barclays Bank PLC                                      5.44%      6/13/97             100,000          100,000
Barclays Bank PLC                                      5.55%      6/23/97             165,000          165,000
Barclays Bank PLC                                      5.56%       6/6/97              50,000           50,000
Bayerische Landesbank                                  5.45%      6/16/97             100,000          100,000
Bayerische Landesbank                                  5.61%      7/22/97             100,000          100,003
Bayerische Landesbank                                  5.95%      9/26/97              75,000           75,060
Bayerische Vereinsbank                                 5.45%       7/2/97              50,000           50,000
Bayerische Vereinsbank                                 5.53%      6/23/97             150,000          150,000
Caisse Nationale de Credit Agricole                    5.42%      6/13/97             100,000          100,000
Caisse Nationale de Credit Agricole                    5.54%      7/29/97             100,000          100,000

--------------------------------------------------------------------------------------------------------------
                                                                                       FACE             MARKET
                                                                 MATURITY            AMOUNT             VALUE*
PRIME PORTFOLIO                                      YIELD**         DATE             (000)              (000)
--------------------------------------------------------------------------------------------------------------
Caisse Nationale de Credit Agricole                    5.60%      6/16/97            $100,000       $  100,000
Canadian Imperial Bank of Commerce                     5.55%      6/23/97              50,000           50,000
Canadian Imperial Bank of Commerce                     5.58%       7/2/97             150,000          150,000
Canadian Imperial Bank of Commerce                     5.66%       7/9/97             100,000          100,001
Deutsche Bank                                          5.42%       6/6/97              60,000           60,000
Deutsche Bank                                          5.42%      6/12/97             100,000          100,000
Deutsche Bank                                          5.52%      7/21/97             150,000          150,000
Deutsche Bank                                          5.60%      7/28/97             200,000          200,000
Deutsche Bank                                          5.75%       1/9/98              50,000           49,991
Deutsche Bank                                          6.18%       4/2/98              50,000           49,984
Dresdner Bank                                          5.53%       6/5/97             290,000          290,000
Dresdner Bank                                          5.53%      6/10/97             200,000          200,000
Landesbank Hessen-Thueringen                           5.96%      3/20/98              45,000           44,976
Landesbank Hessen-Thueringen                           6.01%      7/18/97               8,000            8,003
Landesbank Hessen-Thueringen                           6.03%      6/13/97              50,000           50,000
Landesbank Hessen-Thueringen                           6.05%      6/13/97              50,000           50,000
Landesbank Hessen-Thueringen                           6.07%      6/11/97              50,000           50,000
Landesbank Hessen-Thueringen                           6.09%      9/11/97              20,000           20,004
Landesbank Hessen-Thueringen                           6.13%       4/1/98             150,000          149,904
Landesbank Hessen-Thueringen                           6.13%       4/7/98             100,000           99,903
National Westminster Bank                              5.50%      7/29/97              50,000           50,000
National Westminster Bank                              5.85%      10/3/97             200,000          199,999
Rabobank Nederlanden                                   5.42%       6/5/97              50,000           50,000
Rabobank Nederlanden                                   5.43%       6/6/97              40,000           40,000
Rabobank Nederlanden                                   5.43%      6/10/97              50,000           50,000
Rabobank Nederlanden                                   5.50%       8/4/97              50,000           50,002
Rabobank Nederlanden                                   5.81%      9/29/97              50,000           50,000
Rabobank Nederlanden                                   5.81%      10/1/97              30,000           29,995
Rabobank Nederlanden                                   5.88%      11/3/97              50,000           50,002
Rabobank Nederlanden                                   5.97%      3/20/98              20,000           19,961
Rabobank Nederlanden                                   5.98%      3/20/98              10,000            9,981
Rabobank Nederlanden                                   6.20%       4/9/98             107,500          107,408
Swiss Bank                                             5.46%      8/11/97             100,000          100,000
Swiss Bank                                             5.49%      7/10/97              30,000           29,993
Swiss Bank                                             5.55%      6/23/97             250,000          250,002
Swiss Bank                                             5.96%       6/3/97             200,000          200,000
Westdeutsche Landesbank                                5.58%       6/9/97              80,000           80,000
Westpac Banking Corp.                                  5.45%      6/13/97              50,000           50,000
                                                                                                 -------------
                                                                                                     4,979,177
                                                                                                 -------------
--------------------------------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
  (COST $5,709,582)                                                                                  5,709,582
--------------------------------------------------------------------------------------------------------------
EURODOLLAR CERTIFICATES OF DEPOSIT (7.9%)
--------------------------------------------------------------------------------------------------------------
ABN-AMRO Bank                                          5.54%      6/27/97              70,000           70,001
ABN-AMRO Bank                                          5.88%      10/9/97              30,000           29,996
Abbey National                                         5.54%      7/23/97             150,000          150,002
Bank of Nova Scotia                                    5.55%      6/23/97             100,000          100,000
Bank of Nova Scotia                                    5.62%      6/11/97             125,000          125,000
Barclays Bank                                          5.54%      7/14/97              50,000           50,001
Bayerische Landesbank                                  5.41%       6/4/97              25,000           25,000
Bayerische Landesbank                                  5.49%       7/7/97              70,000           70,001
Bayerische Landesbank                                  5.50%      6/24/97              46,000           46,000
Bayerische Landesbank                                  5.52%       7/7/97              50,000           50,000
Bayerische Landesbank                                  5.53%       8/4/97              30,000           30,001
Bayerische Landesbank                                  5.63%       6/4/97              90,000           90,000
Bayerische Landesbank                                  5.69%       7/3/97              25,000           25,000
Bayerische Vereinsbank                                 5.48%      8/11/97              47,000           47,003
Bayerische Vereinsbank                                 5.54%       7/9/97              50,000           50,001
Bayerische Vereinsbank                                 5.64%       6/4/97             200,000          200,000
Caisse National de Credit Agricole                     5.42%       6/4/97              90,000           90,000
Caisse National de Credit Agricole                     5.52%      7/24/97              50,000           50,005
Landesbank Hessen-Thueringen                           5.48%       7/7/97              25,000           24,999
Morgan Guaranty Trust Co.                              5.55%      7/31/97              48,000           48,002

--------------------------------------------------------------------------------------------------------------
                                                                                         FACE           MARKET
                                                                 MATURITY              AMOUNT           VALUE*
                                                     YIELD**         DATE               (000)            (000)
--------------------------------------------------------------------------------------------------------------
Rabobank Nederlanden                                   5.48%       7/7/97            $ 25,000      $    25,000
Toronto Dominion                                       5.42%       6/6/97              50,000           50,000
Toronto Dominion                                       5.73%      7/16/97             145,000          145,000
Union Bank of Switzerland                              5.55%       6/6/97             190,000          190,000
Westdeutsche Landesbank                                5.69%      7/11/97             200,000          200,000
Westdeutsche Landesbank                               6.075%      6/11/97              50,000           50,000
--------------------------------------------------------------------------------------------------------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
  (COST $2,031,012)                                                                                  2,031,012
--------------------------------------------------------------------------------------------------------------
BANKERS ACCEPTANCE (0.1%)
--------------------------------------------------------------------------------------------------------------
U.S. BANK
SunTrust Bank
  (COST $26,077)                                      5.679%      6/30/97              26,195           26,077
--------------------------------------------------------------------------------------------------------------
OTHER NOTES (4.6%)
--------------------------------------------------------------------------------------------------------------
Amtrak Trust                                           5.70%       6/2/97 (1)          76,786           76,786
Bank of America                                        5.45%      6/16/97             100,000          100,000
Bank of America                                        5.54%       6/2/97              40,000           40,000
Bank of America                                        5.70%       8/1/97              50,000           49,998
Bank of America, Illinois                              5.41%      6/10/97              50,000           50,000
CoreStates Bank                                        5.53%      6/24/97              50,000           50,000
CoreStates Bank                                        5.55%      6/24/97              50,000           50,000
Morgan Guaranty Trust Co.                              5.95%       6/6/97             100,000          100,002
Morgan Guaranty Trust Co.                              6.10%       4/2/98              49,000           48,949
NationsBank                                            5.52%       6/2/97             250,000          250,000
SMM 1996-U                                            5.738%      6/20/97 (1)          30,000           30,000
Wachovia Bank                                         5.547%      6/20/97 (1)         200,000          199,961
Wachovia Bank                                          5.55%      6/23/97             100,000          100,000
Wachovia Bank                                          5.55%      6/24/97              50,000           50,000
--------------------------------------------------------------------------------------------------------------
TOTAL OTHER NOTES
  (COST $1,195,696)                                                                                  1,195,696
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.6%)
  (COST $25,648,250)                                                                                25,648,250
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.4%)
--------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                   263,917
Liabilities                                                                                           (171,164)
                                                                                                 -------------
                                                                                                        92,753
--------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                  $25,741,003
--------------------------------------------------------------------------------------------------------------

 *See Note A in Notes to Financial Statements.

**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

(1)Floating Rate Note.

--------------------------------------------------------------------------------------------------------------
AT MAY 31, 1997, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------
                                                                                                        AMOUNT
                                                                                                         (000)
--------------------------------------------------------------------------------------------------------------
Paid in Capital                                                                                    $25,740,979
Undistributed Net Investment Income                                                                         --
Accumulated Net Realized Gains                                                                              24
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                         $25,741,003
==============================================================================================================

Investor Shares--Net Assets applicable to 24,978,752,842 outstanding $.001 par value shares
  (authorized 30,000,000,000 shares)                                                               $24,978,790
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INVESTOR SHARES                                                               $1.00
==============================================================================================================

Institutional Shares--Net Assets applicable to 762,223,022 outstanding $.001 par value shares
  (authorized 4,500,000,000 shares)                                                                   $762,213
--------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--INSTITUTIONAL SHARES                                                          $1.00
==============================================================================================================

--------------------------------------------------------------------------------------------------------------
                                                                                       FACE             MARKET
                                                                 MATURITY            AMOUNT             VALUE*
FEDERAL PORTFOLIO                                    YIELD**         DATE             (000)              (000)
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (104.3%)
--------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank                              5.372%      7/23/97           $   1,035      $     1,027
Federal Farm Credit Bank                               5.51%       1/2/98              15,000           14,983
Federal Home Loan Bank                                5.362%      6/12/97 (1)          75,000           74,963
Federal Home Loan Bank                                5.372%      7/23/97              30,000           29,773
Federal Home Loan Bank                                5.388%      6/19/97 (1)          25,000           24,985
Federal Home Loan Bank                                5.407%      6/19/97             410,000          408,896
Federal Home Loan Bank                                5.467%      6/12/97             142,460          142,224
Federal Home Loan Bank                                5.516%      6/13/97              24,800           24,755
Federal Home Loan Bank                                5.517%      6/24/97 (1)          50,000           49,986
Federal Home Loan Bank                                5.522%      6/26/97 (1)          35,000           34,983
Federal Home Loan Bank                                 5.87%      6/27/97              25,000           24,998
Federal Home Loan Bank                                6.025%      4/15/98              50,000           49,970
Federal Home Loan Mortgage Corp.                      5.352%       6/4/97              74,832           74,798
Federal Home Loan Mortgage Corp.                      5.362%       6/5/97               3,565            3,563
Federal Home Loan Mortgage Corp.                      5.371%      6/11/97              21,576           21,544
Federal Home Loan Mortgage Corp.                      5.394%       6/3/97              12,825           12,821
Federal Home Loan Mortgage Corp.                      5.394%      6/10/97               3,190            3,186
Federal Home Loan Mortgage Corp.                       5.41%      6/12/97             124,877          124,671
Federal Home Loan Mortgage Corp.                      5.411%      6/18/97              36,905           36,811
Federal Home Loan Mortgage Corp.                      5.415%      7/15/97              50,000           49,678
Federal Home Loan Mortgage Corp.                      5.418%      6/20/97              29,288           29,204
Federal Home Loan Mortgage Corp.                      5.423%      6/19/97              43,000           42,884
Federal Home Loan Mortgage Corp.                      5.433%       7/8/97             300,000          298,335
Federal Home Loan Mortgage Corp.                      5.488%      7/18/97              11,051           10,972
Federal Home Loan Mortgage Corp.                      5.509%       6/9/97              15,518           15,499
Federal Home Loan Mortgage Corp.                      5.515%      6/16/97              75,773           75,601
Federal Home Loan Mortgage Corp.                       5.52%      6/13/97              70,125           69,998
Federal Home Loan Mortgage Corp.                      5.552%       6/2/97                 950              950
Federal Home Loan Mortgage Corp.                      5.568%      6/30/97               5,467            5,443
Federal Home Loan Mortgage Corp.                      5.578%      7/16/97              45,000           44,691
Federal Home Loan Mortgage Corp.                      5.594%      7/11/97              50,000           49,693
Federal Home Loan Mortgage Corp.                      5.597%       7/3/97              35,000           34,828
Federal Home Loan Mortgage Corp.                      5.728%       6/6/97              50,000           49,999
Federal Home Loan Mortgage Corp.                       5.89%      6/20/97              25,000           24,999
Federal National Mortgage Assn.                       5.326%       6/6/97             130,000          129,905
Federal National Mortgage Assn.                       5.353%       6/5/97               1,055            1,054
Federal National Mortgage Assn.                       5.382%      7/10/97              45,000           44,744
Federal National Mortgage Assn.                       5.383%       6/9/97 (1)          50,000           49,989
Federal National Mortgage Assn.                       5.405%      6/20/97              25,000           24,930
Federal National Mortgage Assn.                       5.414%      6/17/97               2,935            2,928
Federal National Mortgage Assn.                       5.416%      6/30/97              15,000           14,936
Federal National Mortgage Assn.                       5.507%       6/5/97 (1)         300,000          299,846
Federal National Mortgage Assn.                       5.528%      6/13/97 (1)          75,000           74,969
Federal National Mortgage Assn.                       5.542%      6/15/97 (1)          50,000           49,991
Federal National Mortgage Assn.                       5.577%      7/11/97              25,000           24,847
Federal National Mortgage Assn.                       5.602%       8/4/97              25,000           24,755
Federal National Mortgage Assn.                       5.616%      6/24/97             130,000          129,540
Federal National Mortgage Assn.                       5.623%       7/2/97              19,245           19,153
Federal National Mortgage Assn.                       5.632%       8/6/97 (1)          50,000           49,993
Federal National Mortgage Assn.                       5.632%      8/14/97 (1)         100,000           99,965
Federal National Mortgage Assn.                       5.632%      8/25/97 (1)          25,000           24,991
Federal National Mortgage Assn.                       5.664%      7/16/97 (1)         100,000           99,971
Federal National Mortgage Assn.                        5.69%      3/13/98              45,000           44,946
Federal National Mortgage Assn.                       5.731%      10/2/97              15,240           14,950
Federal National Mortgage Assn.                       5.755%      10/3/97              45,980           45,095
Federal National Mortgage Assn.                       5.765%      6/20/97              49,400           49,394
Federal National Mortgage Assn.                        6.00%      4/17/98              22,000           21,971
Overseas Private Investment Corp.                     5.513%      6/16/97 (1)          29,167           29,167
Overseas Private Investment Corp.                      5.71%       6/3/97 (1)          14,900           14,900
Overseas Private Investment Corp.                     5.766%      7/15/97 (1)          19,475           19,475

--------------------------------------------------------------------------------------------------------------
                                                                                       FACE             MARKET
                                                                 MATURITY            AMOUNT             VALUE*
                                                     YIELD**         DATE             (000)              (000)
--------------------------------------------------------------------------------------------------------------
Overseas Private Investment Corp.                      5.81%      6/30/97 (1)        $  4,000         $  4,000
Overseas Private Investment Corp.                      5.85%       6/3/97 (1)          14,118           14,118
U.S. Treasury Note                                     5.25%     12/31/97              25,000           24,956
U.S. Treasury Note                                    7.875%      1/15/98              50,000           50,662
--------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (COST $3,461,852)                                                                                  3,461,852
--------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.5%)
--------------------------------------------------------------------------------------------------------------
Toronto Dominion Bank
  (Collateralized by U.S. Treasury Bill 5.36%, 3/5/98
  and U.S. Treasury Note 5.125%, 2/28/98)
  (COST $50,000)                                       5.58%       6/2/97              50,000           50,000
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (105.8%)
  (COST $3,511,852)                                                                                  3,511,852
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-5.8%)
--------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                    23,445
Payables for Investment Securities Purchased                                                          (199,883)
Other Liabilities                                                                                      (15,761)
                                                                                                 -------------
                                                                                                      (192,199)
--------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------
Applicable to 3,319,709,355 outstanding $.001 par value shares
  (authorized 7,500,000,000 shares)                                                                 $3,319,653
==============================================================================================================

NET ASSET VALUE PER SHARE                                                                                $1.00
==============================================================================================================

 *See Note A in Notes to Financial Statements.

**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

(1)Floating Rate Note.

--------------------------------------------------------------------------------------------------------------
AT MAY 31, 1997, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------
                                                                                       AMOUNT              PER
                                                                                        (000)            SHARE
--------------------------------------------------------------------------------------------------------------
Paid in Capital                                                                    $3,319,739            $1.00
Undistributed Net Investment Income                                                        --               --
Accumulated Net Realized Losses                                                           (86)              --
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $3,319,653            $1.00
==============================================================================================================

--------------------------------------------------------------------------------------------------------------
                                                                                         FACE           MARKET
                                                                 MATURITY              AMOUNT           VALUE*
TREASURY MONEY MARKET  PORTFOLIO                     YIELD**         DATE               (000)            (000)
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS (98.1%)
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Bill                                     5.09%      6/19/97         $     1,192     $      1,189
U.S. Treasury Bill                                     5.21%      7/24/97                 219              217
U.S. Treasury Bill                                     5.26%      6/17/97             935,000          933,099
U.S. Treasury Note                                    5.625%      6/30/97             344,484          344,561
U.S. Treasury Note                                    5.875%      7/31/97           1,081,366        1,082,011
U.S. Treasury Note                                     6.50%      8/15/97             470,508          471,356
U.S. Treasury Note                                     8.50%      7/15/97             172,662          173,286
U.S. Treasury Note                                    8.625%      8/15/97             103,402          104,045
--------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $3,109,764)                                                                                  3,109,764
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.9%)
--------------------------------------------------------------------------------------------------------------
Receivables for Investment Securities Sold                                                           1,850,620
Other Assets--Note B                                                                                    85,731
Payables for Investment Securities Purchased                                                        (1,857,787)
Other Liabilities                                                                                      (16,805)
                                                                                                 -------------
                                                                                                        61,759
--------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------
Applicable to 3,171,580,700 outstanding $.001 par value shares
  of beneficial interest (unlimited authorization)                                                  $3,171,523
==============================================================================================================

NET ASSET VALUE PER SHARE                                                                                $1.00
==============================================================================================================

 *See Note A in Notes to Financial Statements.

**Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.

--------------------------------------------------------------------------------------------------------------
AT MAY 31, 1997, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------------------------------------
                                                                                       AMOUNT              PER
                                                                                        (000)            SHARE
--------------------------------------------------------------------------------------------------------------
Paid in Capital                                                                    $3,171,600            $1.00
Undistributed Net Investment Income                                                        --               --
Accumulated Net Realized Losses                                                           (77)              --
--------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $3,171,523            $1.00
==============================================================================================================

STATEMENT OF OPERATIONS

This Statement shows interest earned by each Portfolio during the reporting period, and details the operating expenses charged to the Portfolio. The Prime Portfolio also reports the breakdown of expenses charged to each class of its shares. Expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain
(Loss) realized on the sale of investments, and any Unrealized Appreciation (Depreciation) on investments during the period. Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero, for money market portfolios.


-----------------------------------------------------------------------------------------------------
                                                                                             TREASURY
                                                                      PRIME     FEDERAL  MONEY MARKET
                                                                  PORTFOLIO   PORTFOLIO     PORTFOLIO

                                                                    SIX MONTHS ENDED MAY 31, 1997
                                                               -------------------------------------
                                                                     (000)        (000)       (000)
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
   Interest                                                       $680,530      $87,815     $81,487
                                                               -------------------------------------
      Total Income                                                 680,530       87,815      81,487
                                                               -------------------------------------
EXPENSES
   The Vanguard Group--Note B
      Investment Advisory Services                                   1,774          231         225
      Management and Administrative                                 10,518        1,501       1,757
      Shareholder Account Maintenance(1)                            20,273        2,569       2,252
      Marketing and Distribution(1)                                  4,116          543         527
   Custodian Fees                                                      532           94           9
   Taxes (other than income taxes)                                     917          120          18
   Auditing Fees                                                        11            4           4
   Shareholders' Reports(1)                                            344           54          45
   Annual Meeting and Proxy Costs(1)                                    41            6         101
   Directors' Fees and Expenses                                         32            4           4
                                                               -------------------------------------
      Total Expenses                                                38,558        5,126       4,942
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                              641,972       82,689      76,545
----------------------------------------------------------------------------------------------------
REALIZED NET GAIN ON INVESTMENT SECURITIES SOLD                         41            6          43
----------------------------------------------------------------------------------------------------
UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENT SECURITIES                                                --           --          --
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $642,013      $82,695     $76,588
====================================================================================================

(1)Expenses of the Prime Portfolio by Class are:

--------------------------------------------------------------------------------------------------
                                                                                (000)
                                                               -----------------------------------
                                                              INVESTOR  INSTITUTIONAL
                                                                SHARES         SHARES       TOTAL
--------------------------------------------------------------------------------------------------
Class-Specific Expenses:
   Shareholder Account Maintenance                             $20,266        $     7     $20,273
   Marketing and Distribution                                    3,943            173       4,116
   Shareholders' Reports                                           344             --         344
   Annual Meeting and Proxy Costs                                   41             --          41
Total Class-Specific Expenses                                   24,594            180      24,774
All Other Portfolio Expenses                                    13,245            539      13,784
--------------------------------------------------------------------------------------------------
   Total Expenses                                              $37,839           $719     $38,558
==================================================================================================

See Note C in Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each Portfolio's total net assets changed during the two most recent reporting periods. The Operations section summarizes information that is detailed in the Statement of Operations. Because the Portfolio distributes its income to shareholders each day, the amounts of Dividends from Net Investment Income generally equal the net income earned as shown under the Operations section. The Capital Share Transactions section shows the amount shareholders invested in the Portfolio, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The Prime Portfolio-Investor and -Institutional shares' Distributions and Capital Share Transactions are shown separately.

-----------------------------------------------------------------------------------------------------------
                                                                                        PRIME
                                                                                      PORTFOLIO
                                                                     --------------------------------------
                                                                          SIX MONTHS                   YEAR
                                                                               ENDED                  ENDED
                                                                        MAY 31, 1997          NOV. 30, 1996
                                                                               (000)                  (000)
-----------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income                                              $      641,972           $  1,089,905
   Realized Net Gain (Loss)                                                       41                   (105)
   Unrealized Appreciation (Depreciation)                                         --                     --
                                                                     --------------------------------------
      Net Increase in Net Assets Resulting from Operations                   642,013              1,089,800
                                                                     --------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
   Investor Shares                                                          (616,191)            (1,042,723)
   Institutional Shares                                                      (25,781)               (47,182)
                                                                     --------------------------------------
      Total Dividends                                                       (641,972)            (1,089,905)
                                                                     --------------------------------------
CAPITAL SHARE TRANSACTIONS--INVESTOR SHARES (AT $1.00)
   Issued                                                                 16,174,705             25,059,503
   Issued in Lieu of Cash Distributions                                      589,463                995,998
   Redeemed                                                              (14,003,222)           (22,601,499)
                                                                     --------------------------------------
      Net Increase--Investor Shares                                        2,760,946              3,454,002
                                                                     --------------------------------------
CAPITAL SHARE TRANSACTIONS--INSTITUTIONAL SHARES (AT $1.00)
   Issued                                                                    628,075                549,247
   Issued in Lieu of Cash Distributions                                       23,368                 43,406
   Redeemed                                                                 (799,469)              (475,358)
                                                                     --------------------------------------
      Net Increase (Decrease)--Institutional Shares                         (148,026)               117,295
-----------------------------------------------------------------------------------------------------------
   Total Increase                                                          2,612,961              3,571,192
-----------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                                                    23,128,042             19,556,850
                                                                     --------------------------------------
   End of Period                                                         $25,741,003            $23,128,042
===========================================================================================================

--------------------------------------------------------------------------------------------------------------------------
                                                                          FEDERAL                   TREASURY MONEY MARKET
                                                                         PORTFOLIO                       PORTFOLIO*
                                                           -------------------------------     ---------------------------
                                                               SIX MONTHS             YEAR       SIX MONTHS           YEAR
                                                                    ENDED            ENDED            ENDED          ENDED
                                                             MAY 31, 1997    NOV. 30, 1996     MAY 31, 1997  NOV. 30, 1996
                                                                    (000)            (000)            (000)          (000)
--------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
OPERATIONS
   Net Investment Income                                    $      82,689     $   144,974     $      76,545    $   139,287
   Realized Net Gain (Loss)                                             6            (164)               43           (340)
   Unrealized Appreciation (Depreciation)                              --              --                --             --
                                                           ---------------------------------------------------------------
      Net Increase in Net Assets
         Resulting from Operations                                 82,695         144,810            76,588        138,947
                                                           ---------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME                              (82,689)       (144,974)          (76,545)      (139,287)
                                                           ---------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (AT $1.00)
   Issued                                                       1,609,070       2,485,267         1,979,232      3,440,062
   Issued in Lieu of Cash Distributions                            79,503         139,177            72,965        132,823
   Redeemed                                                    (1,469,407)     (2,160,404)       (1,797,247)    (3,183,441)
                                                           ---------------------------------------------------------------
      Net Increase from Capital Share Transactions                219,166         464,040           254,950        389,444
--------------------------------------------------------------------------------------------------------------------------
   Total Increase                                                 219,172         463,876           254,993        389,104
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                                          3,100,481       2,636,605         2,916,530      2,527,426
                                                           ---------------------------------------------------------------
   End of Period                                               $3,319,653      $3,100,481        $3,171,523     $2,916,530
==========================================================================================================================

*Prior to December 2, 1996, known as Vanguard Money Market Reserves-U.S.
 Treasury Portfolio. See Note D in Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Each Portfolio's objective is to maintain a constant net asset value (NAV) of $1.00 per share by distributing all of its income and avoiding capital gains or losses. The financial highlights table summarizes each Portfolio's investment results and distributions to shareholders on a per-share basis; the Prime Portfolio-Investor and -Institutional shares' results are shown separately. The table also presents the Total Return and shows net investment income and expenses as percentages of average net assets for each Portfolio or class of shares. These data will help you assess the variability of net income returns from year to year and how much it costs to operate the Portfolio.

----------------------------------------------------------------------------------------------------------------------------
                                                                               PRIME PORTFOLIO-INVESTOR SHARES
                                                                                    YEAR ENDED NOVEMBER 30,
FOR A SHARE OUTSTANDING                   SIX MONTHS ENDED     -------------------------------------------------------------
THROUGHOUT EACH PERIOD                        MAY 31, 1997         1996        1995         1994          1993          1992
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $1.00        $1.00       $1.00        $1.00         $1.00         $1.00
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                              .026         .052        .057         .038          .030          .038
   Net Realized and Unrealized Gain (Loss)
      on Investments                                    --           --          --           --            --            --
                                                  --------------------------------------------------------------------------
      Total from Investment Operations                .026         .052        .057         .038          .030          .038
                                                  --------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income              (.026)       (.052)      (.057)       (.038)        (.030)        (.038)
   Distributions from Realized Capital Gains            --           --          --           --            --            --
                                                  --------------------------------------------------------------------------
      Total Distributions                            (.026)       (.052)      (.057)       (.038)        (.030)        (.038)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $1.00        $1.00       $1.00        $1.00         $1.00         $1.00
============================================================================================================================

TOTAL RETURN                                         2.63%        5.31%       5.82%        3.87%         3.02%         3.89%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)            $24,979      $22,218     $18,764      $15,109       $12,367       $12,638
   Ratio of Total Expenses to
      Average Net Assets                            0.32%*        0.32%       0.32%        0.32%         0.32%         0.30%
   Ratio of Net Investment Income to
      Average Net Assets                            5.21%*        5.18%       5.64%        3.84%         2.98%         3.82%
----------------------------------------------------------------------------------------------------------------------------

*Annualized.

----------------------------------------------------------------------------------------------------------------------------
                                                                                       PRIME PORTFOLIO-INSTITUTIONAL SHARES
                                                                                    ----------------------------------------
                                                                                      SIX MONTHS          YEAR
FOR A SHARE OUTSTANDING                                                                    ENDED         ENDED   OCT. 28* TO
THROUGHOUT EACH PERIOD                                                              MAY 31, 1997 NOV. 30, 1996 NOV. 30, 1995
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                       $1.00         $1.00         $1.00
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                                                    .027          .054          .005
   Net Realized and Unrealized Gain (Loss) on Investments                                     --            --            --
                                                                                    ----------------------------------------
      Total from Investment Operations                                                      .027          .054          .005
                                                                                    ----------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                                                    (.027)        (.054)        (.005)
   Distributions from Realized Capital Gains                                                  --            --            --
                                                                                    ----------------------------------------
      Total Distributions                                                                  (.027)        (.054)        (.005)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                             $1.00         $1.00         $1.00
============================================================================================================================

TOTAL RETURN                                                                               2.71%         5.49%         0.53%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                                                     $762          $910          $793
   Ratio of Total Expenses to Average Net Assets                                         0.15%**         0.15%       0.15%**
   Ratio of Net Investment Income to Average Net Assets                                  5.37%**         5.35%       5.65%**
----------------------------------------------------------------------------------------------------------------------------

 *Commencement of operations.

**Annualized.

----------------------------------------------------------------------------------------------------------------------------
                                                                                      FEDERAL PORTFOLIO
                                                                                    YEAR ENDED NOVEMBER 30,
FOR A SHARE OUTSTANDING                   SIX MONTHS ENDED       -----------------------------------------------------------
THROUGHOUT EACH PERIOD                        MAY 31, 1997         1996        1995         1994          1993          1992
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $1.00        $1.00       $1.00        $1.00         $1.00         $1.00
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                              .026         .051        .056         .038          .029          .038
   Net Realized and Unrealized Gain (Loss)
      on Investments                                    --           --          --           --            --            --
                                                 ---------------------------------------------------------------------------
      Total from Investment Operations                .026         .051        .056         .038          .029          .038
                                                 ---------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income              (.026)       (.051)      (.056)       (.038)        (.029)        (.038)
   Distributions from Realized Capital Gains            --           --          --           --            --            --
                                                 ---------------------------------------------------------------------------
      Total Distributions                            (.026)       (.051)      (.056)       (.038)        (.029)        (.038)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $1.00        $1.00       $1.00        $1.00         $1.00         $1.00
============================================================================================================================

TOTAL RETURN                                         2.60%        5.26%       5.77%        3.82%         2.98%         3.83%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)             $3,320       $3,100      $2,637       $2,196        $1,907        $1,986
   Ratio of Total Expenses to
      Average Net Assets                            0.32%*        0.32%       0.32%        0.32%         0.32%         0.30%
   Ratio of Net Investment Income to
      Average Net Assets                            5.16%*        5.13%       5.61%        3.78%         2.94%         3.76%
----------------------------------------------------------------------------------------------------------------------------

 *Annualized.

----------------------------------------------------------------------------------------------------------------------------
                                                                              TREASURY MONEY MARKET PORTFOLIO*
                                                                                    YEAR ENDED NOVEMBER 30,
FOR A SHARE OUTSTANDING                   SIX MONTHS ENDED       -----------------------------------------------------------
THROUGHOUT EACH PERIOD                        MAY 31, 1997         1996        1995         1994          1993          1992
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                 $1.00        $1.00       $1.00        $1.00         $1.00         $1.00
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                              .025         .050        .053         .036          .028          .036
   Net Realized and Unrealized Gain (Loss)
      on Investments                                    --           --          --           --            --            --
                                                 ---------------------------------------------------------------------------
      Total from Investment Operations                .025         .050        .053         .036          .028          .036
                                                 ---------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income              (.025)       (.050)      (.053)       (.036)        (.028)        (.036)
   Distributions from Realized Capital Gains            --           --          --           --            --            --
                                                 ---------------------------------------------------------------------------
      Total Distributions                            (.025)       (.050)      (.053)       (.036)        (.028)        (.036)
----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                       $1.00        $1.00       $1.00        $1.00         $1.00         $1.00
============================================================================================================================

TOTAL RETURN                                         2.50%        5.11%       5.47%        3.63%         2.86%         3.68%
============================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)             $3,172       $2,917      $2,527       $2,056        $1,751        $2,321
   Ratio of Total Expenses to
      Average Net Assets                           0.32%**        0.32%       0.32%        0.32%         0.32%         0.30%
   Ratio of Net Investment Income to
       Average Net Assets                          4.95%**        4.99%       5.33%        3.59%         2.83%         3.60%
----------------------------------------------------------------------------------------------------------------------------

 *Prior to December 2, 1996, known as Vanguard Money Market Reserves-U.S.
  Treasury Portfolio. See Note D in Notes to Financial Statements.

**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard Money Market Reserves and Vanguard Treasury Money Market Portfolio are registered under the Investment Company Act of 1940 as diversified open-end investment companies, or mutual funds. Vanguard Money Market Reserves consists of the Prime and Federal Portfolios. The Prime Portfolio invests in short-term debt instruments of companies primarily operating in specific industries; the issuers' abilities to meet their obligations may be affected by economic developments in such industries. The Federal Portfolio invests in short-term debt instruments issued by the U.S. government or its agencies and instrumentalities. The Treasury Money Market Portfolio invests in short-term debt instruments backed by the full faith and credit of the U.S. government.

A. The following significant accounting policies conform to generally accepted accounting principles for mutual funds. The Portfolios consistently follow such policies in preparing their financial statements.

    1. SECURITY VALUATION: Securities are valued at amortized cost, which approximates market value.

    2. FEDERAL INCOME TAXES: Each Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective securities. Distributions from net investment income are declared daily and paid on the first business day of the following month.

    4. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, shareholder accounting, marketing, and distribution services. The costs of such services are allocated to the Portfolios under methods approved by the board of directors of Vanguard Money Market Reserves and the board of trustees of Vanguard Treasury Money Market Portfolio. At May 31, 1997, the Portfolios had contributed capital aggregating $2,577,500 to Vanguard (included in Other Assets), representing 12.9% of Vanguard's capitalization.
The Portfolios' directors (or trustees) and officers are also directors and officers of Vanguard.

C. The Prime Portfolio offers two classes of shares, the Investor Shares and the Institutional Shares. Institutional shares are designed primarily for institutional investors that meet certain administrative and servicing criteria and have a minimum investment of $10 million. Investor shares are offered to all other investors. Both classes of shares have equal rights as to assets and earnings, except that each class bears certain class-specific expenses related to its shareholder activity.

D. On November 19, 1996, shareholders of the former Vanguard Money Market Reserves-U.S. Treasury Portfolio voted to approve its reorganization into the Treasury Money Market Portfolio of Vanguard Treasury Fund, a newly created Delaware business trust, effective December 2, 1996.

DIRECTORS, TRUSTEES, AND OFFICERS

JOHN C. BOGLE, Chairman of the Board and Director of The Vanguard Group, Inc.
         and of each of the investment companies in The Vanguard
         Group.

JOHN J. BRENNAN, President, Chief Executive Officer, and Director of The
         Vanguard Group, Inc. and of each of the investment companies in The Vanguard Group.

ROBERT E. CAWTHORN, Chairman Emeritus and Director of Rhone-Poulenc Rorer,
         Inc.; Managing Director of Global Health Care Partners/DLJ Merchant Banking Partners; Director of Sun Company, Inc. and Westinghouse Electric Corp.

BARBARA BARNES HAUPTFUHRER, Director of The Great Atlantic and Pacific Tea Co.,
         Ikon Business Solutions, Inc., Raytheon Co., Knight-Ridder,
         Inc., and Massachusetts Mutual Life Insurance Co.; Trustee
         Emerita of Wellesley College.

BRUCE K. MACLAURY, President Emeritus of The Brookings Institution; Director of
         American Express Bank Ltd., The St. Paul Companies, Inc., and
         National Steel Corp.

BURTON G. MALKIEL, Chemical Bank Chairman's Professor of Economics, Princeton
         University; Director of Prudential Insurance Co. of America,
         Amdahl Corp., Baker Fentress & Co., The Jeffrey Co., and
         Southern New England Communications Co.

ALFRED M. RANKIN, JR., Chairman, President, and Chief Executive Officer of
         NACCO Industries, Inc.; Director of NACCO Industries, The BFGoodrich Co., and The Standard Products Co.

JOHN C. SAWHILL, President and Chief Executive Officer of The Nature
         Conservancy; formerly, Director and Senior Partner of
         McKinsey & Co. and President of New York University; Director of Pacific Gas and Electric Co., Procter & Gamble Co., and NACCO Industries.

JAMES O. WELCH, Jr., Retired Chairman of Nabisco Brands, Inc.; retired Vice
         Chairman and Director of RJR Nabisco; Director of TECO
         Energy, Inc. and Kmart Corp.

J. LAWRENCE WILSON, Chairman and Chief Executive Officer of Rohm & Haas Co.; Director of Cummins Engine Co.; Trustee of Vanderbilt
         University

OTHER FUND OFFICERS

RAYMOND J. KLAPINSKY, Secretary; Senior Vice President and Secretary of The
         Vanguard Group, Inc.; Secretary of each of the investment companies in The Vanguard Group.

RICHARD F. HYLAND, Treasurer; Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies in The Vanguard Group.

KAREN E. WEST, Controller; Principal of The Vanguard Group, Inc.; Controller of each of the investment companies in The Vanguard Group

OTHER VANGUARD OFFICERS

ROBERT A. DISTEFANO, Senior Vice President, Information Technology.

JAMES H. GATELY, Senior Vice President,
         Individual Investor Group.

IAN A. MACKINNON, Senior Vice President,
         Fixed Income Group.

F. WILLIAM MCNABB III, Senior Vice President, Institutional Investor Group.

Ralph K. Packard, Senior Vice President and
         Chief Financial Officer

[THE VANGUARD GROUP(R) LOGO]

Please send your comments to us at:
Post Office Box 2600, Valley Forge, Pennsylvania 19482

Fund Information: 1-800-662-7447

Individual Account Services: 1-800-662-2739

Institutional Investor Services: 1-800-523-1036

http://www.vanguard.com online@vanguard.com

All Vanguard funds are offered by prospectus only. Prospectuses contain more complete information on advisory fees, distribution charges, and other expenses and should be read carefully before you invest or send money. Prospectuses can be obtained directly from The Vanguard Group.

(C) 1997 Vanguard Marketing Corporation, Distributor

THE VANGUARD FAMILY OF FUNDS

EQUITY AND BALANCED FUNDS

GROWTH AND INCOME FUNDS
 Vanguard/Windsor Fund
 Vanguard/Windsor II
 Vanguard Equity Income Fund
 Vanguard Growth and Income Portfolio
 Vanguard Selected Value Portfolio
 Vanguard/Trustees' Equity-U.S. Portfolio
 Vanguard Convertible Securities Fund

BALANCED FUNDS
 Vanguard/Wellington Fund
 Vanguard/Wellesley Income Fund
 Vanguard STAR Portfolio
 Vanguard Asset Allocation Fund
 Vanguard LifeStrategy Portfolios

GROWTH FUNDS
 Vanguard/Morgan Growth Fund
 Vanguard/PRIMECAP Fund
 Vanguard U.S. Growth Portfolio

AGGRESSIVE GROWTH FUNDS
 Vanguard Explorer Fund
 Vanguard Specialized Portfolios
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INTERNATIONAL FUNDS
 Vanguard International Growth Portfolio
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INDEX FUNDS
 Vanguard Index Trust
 Vanguard Tax-Managed Fund
 Vanguard Balanced Index Fund
 Vanguard Bond Index Fund
 Vanguard International Equity Index Fund
 Vanguard Total International Portfolio

FIXED-INCOME FUNDS

MONEY MARKET FUNDS
 Vanguard Money Market Reserves
 Vanguard Treasury Money Market Portfolio
 Vanguard Admiral Funds

INCOME FUNDS
 Vanguard Fixed Income Securities Fund
 Vanguard Admiral Funds
 Vanguard Preferred Stock Fund

TAX-EXEMPT MONEY MARKET FUNDS
 Vanguard Municipal Bond Fund
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   (CA, NJ, OH, PA)

TAX-EXEMPT INCOME FUNDS
 Vanguard Municipal Bond Fund
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   (CA, FL, NJ, NY, OH, PA)

Q302-5/97

[PHOTO]